UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2006

MCC-QTLY-0406

1.814089.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.9%
	Principal Amount	Value
Alabama - 1.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.01%, VRDN (a)	$1,750,000	$1,750,000
Health Care Auth. for Baptist Health Participating VRDN Series ROC II R499CE, 3.28% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,800,000	1,800,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.08%, VRDN (a)(b)	9,500,000	9,500,000
		13,050,000
Alaska - 0.7%
Alaska Hsg. Fin. Corp. Series A, 3.25% (FSA Insured), VRDN (a)(b)	8,000,000	8,000,000
Arizona - 2.2%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.28%, LOC Fannie Mae, VRDN (a)(b)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.13%, LOC KBC Bank NV, VRDN (a)(b)	6,790,000	6,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 3.24% tender 4/13/06, CP mode (b)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.3%, LOC Fannie Mae, VRDN (a)(b)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,300,000	3,300,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,800,000	1,800,000
		25,190,325
Arkansas - 1.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.25%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	6,900,000	6,900,000
Series ROC II R121, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	3,180,000	3,180,000
		11,080,000
Municipal Securities - continued
	Principal Amount	Value
California - 0.5%
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 22, 3.25% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	$1,490,000	$1,490,000
Series PT 998, 3.25% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	3,100,000	3,100,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 3.4%, LOC Societe Generale, VRDN (a)(b)	1,425,000	1,425,000
		6,015,000
Colorado - 1.9%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.26% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	800,000	800,000
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.35%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3.24%, LOC Wachovia Bank NA, VRDN (a)(b)	1,700,000	1,700,000
Denver City & County Arpt. Rev. Participating VRDN:
Series PT 688, 3.26% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	6,235,000	6,235,000
Series PT 920, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,500,000	1,500,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.25% (Liquidity Facility Morgan Stanley) (a)(c)	1,720,000	1,720,000
Series TOC 06 Z9, 3.25% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	2,905,000	2,905,000
El Paso County Co. Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,209,000	5,209,000
		21,069,000
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.3%, VRDN (a)	5,700,000	5,700,000
Series 1999 B, 3.38%, VRDN (a)(b)	1,100,000	1,100,000
		6,800,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 2.4%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.32% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	$4,200,000	$4,200,000
Metropolitan Washington Arpts. Auth. Participating VRDN Series MSTC 01 130, 3.07% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)(c)	11,060,000	11,060,000
Metropolitan Washington Arpts. Auth. Sys. Rev. Participating VRDN:
Series PT 1991, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,200,000	3,200,000
Series ROC II R195, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	1,500,000	1,500,000
Series Stars 126, 3.26% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,690,000	6,690,000
		26,650,000
Florida - 1.6%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,000,000	1,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.33% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	1,165,000	1,165,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.3%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,590,000	2,590,000
Pinellas County Hsg. Fin. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 2355, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,630,000	3,630,000
Tampa Bay Wtr. Util. Sys. Rev. 3.24%, LOC Bank of America NA, VRDN (a)(b)	6,800,000	6,800,000
		17,685,000
Georgia - 3.9%
Atlanta Arpt. Rev. Participating VRDN:
Series PT 2503, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,190,000	5,190,000
Series PT 901, 3.26% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	6,175,000	6,175,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.26%, LOC AmSouth Bank NA, Birmingham, VRDN (a)(b)	12,950,000	12,950,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - continued
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.33%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	$2,900,000	$2,900,000
Series 2000 C, 3.33%, LOC Gen. Elec. Cap. Corp., VRDN (a)(b)	3,700,000	3,700,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.29%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,210,000	1,210,000
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series ROC II R423, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	3,095,000	3,095,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,900,000	1,900,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	2,330,000	2,330,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.3%, LOC Wachovia Bank NA, VRDN (a)(b)	4,515,000	4,515,000
		43,965,000
Hawaii - 1.0%
Hawaii Arpts. Sys. Rev. Participating VRDN Series PT 2310, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,310,000	1,310,000
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 1244, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,500,000	2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	7,725,000	7,725,000
		11,535,000
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Participating VRDN Series PA 145A, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	309,000	309,000
Illinois - 8.7%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 1152, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,600,000	7,600,000
Boone McHenry & Dekalb Counties Cmnty. Unit School District #100 Participating VRDN Series PZ 50, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,000,000	3,000,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.3%, LOC Fannie Mae, VRDN (a)(b)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.33% (Liquidity Facility Citibank NA, New York) (a)(c)	2,450,000	2,450,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Chicago Midway Arpt. Rev.:
Series 1998 A, 3.06% (MBIA Insured), VRDN (a)(b)	$35,300,000	$35,300,000
Series 1998 B, 3.06% (MBIA Insured), VRDN (a)(b)	15,350,000	15,350,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,000,000	2,000,000
Series MT 53, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,300,000	2,300,000
Series MT 59, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,150,000	6,150,000
Series PT 1993, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,080,000	1,080,000
Series Putters 653Z, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	4,195,000	4,195,000
Series ROC II R239, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	5,200,000	5,200,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,120,000	2,120,000
Lemont Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.04%, LOC Bank of New York, New York, VRDN (a)(b)	7,650,000	7,650,000
Will County Exempt Facilities Rev. (Amoco Chemical Co. Proj.) Series 1998 A, 3.04%, VRDN (a)(b)	1,800,000	1,800,000
		97,610,000
Indiana - 2.2%
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.01%, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,730,000	1,730,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.05%, LOC Nat'l. City Bank, Indiana, VRDN (a)	9,000,000	9,000,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	6,655,000	6,655,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.26% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	4,585,000	4,585,000
Series PT 731, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.48%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	350,000	350,000
		24,920,000
Municipal Securities - continued
	Principal Amount	Value
Iowa - 0.5%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.05%, LOC KBC Bank NV, VRDN (a)	$4,585,000	$4,585,000
Iowa Fin. Auth. Indl. Dev. Rev. (Grafco Industries Proj.) Series 1999, 3.29%, LOC Bank of America NA, VRDN (a)(b)	1,100,000	1,100,000
		5,685,000
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.26%, LOC Bank of America NA, VRDN (a)(b)	6,700,000	6,700,000
Kentucky - 5.4%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,570,000	9,570,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 B, 3.25% (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.3%, LOC Bank of America NA, VRDN (a)(b)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 3.04% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	8,540,000	8,540,000
Series B, 3.06% (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	36,000,000	36,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.7% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,595,000	1,595,000
		60,925,000
Louisiana - 10.1%
Calcasieu Parish Indl. Dev. Board Envir. Rev. (Citgo Petroleum Corp. Proj.):
Series 1994, 3.04%, LOC BNP Paribas SA, VRDN (a)(b)	1,550,000	1,550,000
3.04%, LOC BNP Paribas SA, VRDN (a)(b)	40,700,000	40,700,000
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(c)	8,800,000	8,800,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,255,000	3,255,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series MS 1066, 3.28% (Liquidity Facility Morgan Stanley) (a)(b)(c)	$1,400,000	$1,400,000
Series MS 1224, 3.26% (Liquidity Facility Morgan Stanley) (a)(b)(c)	3,600,000	3,600,000
Participating VRDN Series Clipper 05 11, 3.28% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,920,000	4,920,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.3%, VRDN (a)(b)	6,250,000	6,250,000
Plaquemines Parish Envir. Rev. (BP Exploration & Oil, Inc. Proj.) Series 1994, 3.04%, VRDN (a)(b)	9,100,000	9,100,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series A, 3.04%, VRDN (a)(b)	2,750,000	2,750,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 3.01%, VRDN (a)(b)	6,675,000	6,675,000
Series 1993, 3.04%, VRDN (a)(b)	14,345,000	14,345,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.14%, VRDN (a)(b)	1,000,000	1,000,000
Series 1994 A, 3.14%, VRDN (a)(b)	3,700,000	3,700,000
Series 1994 B, 3.1%, VRDN (a)	2,600,000	2,600,000
Series 1995, 3.14%, VRDN (a)(b)	3,050,000	3,050,000
		113,695,000
Maine - 0.2%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,320,000	2,320,000
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series PT 2607, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,600,000	2,600,000
Michigan - 0.4%
Michigan State Univ. Revs. Series 2002 A, 2.97% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,000,000	4,000,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 3.35%, LOC Comerica Bank, Detroit, VRDN (a)(b)	500,000	500,000
		4,500,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 118, 3.27% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	$2,700,000	$2,700,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.26% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	1,700,000	1,700,000
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series LB 03 L28J, 3.33% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,330,000	4,330,000
Series PA 1256, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,140,000	1,140,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,205,000	2,205,000
		12,075,000
Mississippi - 2.2%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 3%, VRDN (a)	19,810,000	19,810,000
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.27%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,700,000	4,700,000
		24,510,000
Nebraska - 1.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.24%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,575,000	1,575,000
Series 2001 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,730,000	2,730,000
Series 2001 C, 3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	1,715,000	1,715,000
Series 2002 B, 3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,810,000	2,810,000
Series 2002 C, 3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	2,160,000	2,160,000
Series 2002 F, 3.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	205,000	205,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) 3.03%, LOC Wachovia Bank NA, VRDN (a)(b)	5,000,000	5,000,000
		17,695,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - 2.1%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$3,440,000	$3,440,000
Series Putters 498, 3.25% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(b)(c)	5,270,000	5,270,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	6,190,000	6,190,000
(Southwest Gas Corp. Proj.) Series A, 3.27%, LOC Bank of America NA, VRDN (a)(b)	3,750,000	3,750,000
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.43%, VRDN (a)(b)	2,500,000	2,500,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3.05% (Liquidity Facility Societe Generale) (a)(c)	2,100,000	2,100,000
		23,250,000
New Hampshire - 0.7%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	3,104,000	3,104,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.24%, LOC Wachovia Bank NA, VRDN (a)(b)	4,525,000	4,525,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	860,000	860,000
		8,489,000
New Mexico - 0.7%
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	5,400,000	5,400,000
Series ROC II R426, 3.26% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)(c)	2,530,000	2,530,000
		7,930,000
New York - 0.1%
New York Job Dev. Auth. Series 1992 A1 through A25, 2.98%, LOC Fleet Nat'l. Bank, VRDN (a)(b)	1,415,000	1,415,000
Municipal Securities - continued
	Principal Amount	Value
Non State Specific - 0.5%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	$3,274,000	$3,274,000
Series Clipper 05 7, 3.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
		5,674,000
North Carolina - 2.5%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.32%, LOC Nat'l. City Bank, VRDN (a)(b)	815,000	815,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series C, 3% (Liquidity Facility Bank of America NA), VRDN (a)	5,105,000	5,105,000
Columbus County Indl. Facilities & Poll. Cont. Rev. (Conflandey, Inc. Proj.) 3.29%, LOC BNP Paribas SA, VRDN (a)(b)	100,000	100,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	6,665,000	6,665,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,890,000	3,890,000
Series Merlots 00 A37, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,695,000	2,695,000
Series Merlots A70, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,105,000	3,105,000
Series Putters 1212, 3.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	4,640,000	4,640,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series MT 100, 3.26% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,285,000	1,285,000
		28,300,000
Ohio - 1.6%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.25%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.3%, VRDN (a)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 01 I, 3.3% (Liquidity Facility Bank of America NA) (a)(b)(c)	1,475,000	1,475,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN: - continued
Series PT 582, 3.26% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(c)	$3,785,000	$3,785,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.13%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
		17,560,000
Oklahoma - 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.27% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,470,495	4,470,495
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 582, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)(c)	600,000	600,000
		5,070,495
Oregon - 0.5%
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.24%, LOC Bank of America NA, VRDN (a)(b)	5,750,000	5,750,000
Pennsylvania - 2.6%
Allegheny County Indl. Dev. Auth. Rev.:
(Union Elec. Steel Co. Proj.) Series 1996 A, 3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.3%, VRDN (a)	5,600,000	5,600,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.3%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	9,100,000	9,100,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.) Series B, 3.01% (Liquidity Facility Wachovia Bank NA), VRDN (a)	1,770,000	1,770,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Merck & Co. Proj.) Series 2000, 3.25%, VRDN (a)(b)	2,900,000	2,900,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	800,000	800,000
Series 2004 D3, 3.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.43%, VRDN (a)(b)	$800,000	$800,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Northeastern Pwr. Co. Proj.) Series 1997 B, 3.07%, LOC Dexia Cr. Local de France, VRDN (a)(b)	6,505,000	6,505,000
		29,675,000
South Carolina - 3.3%
Berkeley County Exempt Facility Indl. Rev. (BP Amoco Chemical Co. Proj.):
3.04%, VRDN (a)(b)	8,700,000	8,700,000
3.04%, VRDN (a)(b)	2,840,000	2,840,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.28%, VRDN (a)(b)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.15%, VRDN (a)(b)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,415,000	5,415,000
(Cedarwoods Apts. Proj.) 3.24%, LOC SunTrust Banks, Inc., VRDN (a)(b)	5,580,000	5,580,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.28%, LOC Wachovia Bank NA, VRDN (a)(b)	1,000,000	1,000,000
		37,535,000
South Dakota - 0.5%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.33% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,520,000	2,520,000
Series LB 04 L67 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	3,200,000	3,200,000
		5,720,000
Tennessee - 5.4%
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.):
3%, LOC Bank of America NA, VRDN (a)	11,295,000	11,295,000
3%, LOC Bank of America NA, VRDN (a)	5,350,000	5,350,000
3%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - continued
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 3%, LOC Bank of America NA, VRDN (a)	$9,850,000	$9,850,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 3.06% (AMBAC Insured), VRDN (a)(b)	23,870,000	23,870,000
Series IV B7, 3.01% (FSA Insured), VRDN (a)	2,380,000	2,380,000
		60,745,000
Texas - 19.5%
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.) Series 2001 1, 3.01% (MBIA Insured), VRDN (a)	3,000,000	3,000,000
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	5,400,000	5,400,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN Series PA 1354, 3.29% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,520,000	3,520,000
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev.:
(JT Venture Proj.) Series 1998, 3.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
(Merey Sweeny LP Proj.):
Series 2000 A, 3.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,600,000	8,600,000
Series 2002 A:
3.04%, LOC Bank of America NA, VRDN (a)(b)	8,300,000	8,300,000
3.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 B:
3.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
3.06%, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,600,000	1,600,000
Series PT 2830, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,755,000	1,755,000
Series PT 738, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,910,000	3,910,000
Series Putters 351, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	2,500,000	2,500,000
Series Putters 353, 3.25% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,650,000	1,650,000
Gulf Coast Indl. Dev. Auth. Marine Term. (Amoco Oil Co. Proj.) Series 1993, 3.04%, VRDN (a)(b)	9,300,000	9,300,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Gulf Coast Indl. Dev. Auth. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1999, 3.04%, LOC BNP Paribas SA, VRDN (a)(b)	$25,000,000	$25,000,000
Gulf Coast Indl. Dev. Auth. Solid Waste Disp. Rev. (Citgo Petroleum Corp. Proj.) 3.04%, LOC Royal Bank of Scotland Plc, VRDN (a)(b)	28,400,000	28,400,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) 3.3% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	5,000,000	5,000,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.04%, VRDN (a)(b)	9,600,000	9,600,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Amoco Oil Co. Proj.) Series 1995, 3.04% (BP PLC Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
Harris County Gen. Oblig. Participating VRDN Series SG 04 P19, 3.33% (Liquidity Facility Societe Generale) (a)(c)	3,230,000	3,230,000
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) Series B, 3.01%, VRDN (a)	25,000,000	25,000,000
(Texas Med. Ctr. Proj.) Series 2001, 3.01% (MBIA Insured), VRDN (a)	3,150,000	3,150,000
(YMCA of Greater Houston Proj.) Series 1999, 3.01%, LOC JPMorgan Chase Bank, VRDN (a)	3,280,000	3,280,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	500,000	500,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.):
3.07% (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)(b)	8,300,000	8,300,000
3.07%, VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 3%, VRDN (a)	3,900,000	3,900,000
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) Series 1998, 3.04%, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,200,000	3,200,000
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.35%, VRDN (a)(b)	2,895,000	2,895,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.28% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	4,440,000	4,440,000
Texas Gen. Oblig. (Veterans Hsg. Assistance Prog.) Series A, 3.25% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	3,465,000	3,465,000
		219,895,000
Municipal Securities - continued
	Principal Amount	Value
Utah - 0.1%
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series B, 3.01% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$1,700,000	$1,700,000
Virginia - 0.4%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.28%, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.27% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	1,700,000	1,700,000
		4,700,000
Washington - 8.0%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.28% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,400,000	2,400,000
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,025,000	5,025,000
Pierce County Econ. Dev. Corp. Rev. (K&M Hldgs. II Proj.) Series 1997, 3.31%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,100,000	1,100,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. (Atlantic Richfield Proj.) 3.04%, VRDN (a)(b)	11,900,000	11,900,000
Port of Seattle Rev. Participating VRDN:
Series PT 2171, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	3,095,000	3,095,000
Series ROC II R329, 3.27% (Liquidity Facility Citibank NA) (a)(b)(c)	995,000	995,000
Port of Tacoma Rev. Participating VRDN:
Series Putters 1043, 3.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,070,000	3,070,000
Series Putters 1053, 3.25% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,075,000	3,075,000
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 3.28%, LOC Key Bank NA, VRDN (a)(b)	2,355,000	2,355,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.1%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3.24%, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.09%, LOC Bank of America NA, VRDN (a)(b)	14,000,000	14,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Highland Park Apts. Proj.) Series A, 3.09%, LOC Bank of America NA, VRDN (a)(b)	$5,320,000	$5,320,000
(Seaport Landing Retirement Proj.) Series A, 3.21%, LOC Bank of America NA, VRDN (a)(b)	11,880,000	11,880,000
(Silver Creek Retirement Proj.) Series A, 3.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	5,100,000	5,100,000
(Woodland Retirement Proj.) Series A, 3.21%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	6,875,000	6,875,000
		90,335,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.27%, LOC Deutsche Bank AG, VRDN (a)(b)	915,000	915,000
Wisconsin - 0.7%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.48%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,100,000	1,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN:
Series PA 1331, 3.27% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,710,000	1,710,000
Series ROC II R420, 3.26% (Liquidity Facility Citibank NA) (a)(b)(c)	4,870,000	4,870,000
		7,680,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $1,126,921,820)		1,126,921,820
NET OTHER ASSETS - 0.1%		909,140
NET ASSETS - 100%		$1,127,830,960
Security Type Abbreviations
CP-COMMERCIAL PAPER
VRDN-VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $1,126,921,820.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2006

TCC-QTLY-0406

1.814095.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper - 3.6%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
UBS Finance, Inc.
3/1/06	4.55%	$1,000,000,000	$1,000,000,000
Federal Agencies - 9.6%

Fannie Mae - 3.9%
Agency Coupons - 3.9%
3/21/06	4.38 (a)	130,000,000	129,949,250
3/22/06	4.37 (a)	589,000,000	588,712,115
5/22/06	4.67 (a)	360,000,000	359,949,313
			1,078,610,678
Federal Home Loan Bank - 2.2%
Agency Coupons - 2.2%
3/13/06	4.36 (a)	375,000,000	374,915,221
5/10/06	4.61 (a)	250,000,000	249,968,855
			624,884,076
Freddie Mac - 3.5%
Discount Notes - 3.5%
9/27/06	4.26	295,000,000	287,970,396
9/29/06	4.51	137,986,000	134,467,510
12/1/06	4.71	305,346,000	294,849,731
1/9/07	4.75	110,207,000	105,841,003
1/19/07	4.81	150,000,000	143,794,050
			966,922,690
TOTAL FEDERAL AGENCIES			2,670,417,444
U.S. Treasury Obligations - 0.9%

U.S. Treasury Bills - 0.9%
8/3/06	4.50	260,000,000	255,074,445
Time Deposits - 21.6%

Calyon
3/1/06	4.56	700,000,000	700,000,000
3/1/06	4.56	500,000,000	500,000,000
Time Deposits - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
ING Belgium SA/NV
3/1/06	4.58	$600,000,000	$600,000,000
3/1/06	4.58	400,000,000	400,000,000
Landesbank Baden-Wuert
3/1/06	4.58	600,000,000	600,000,000
3/1/06	4.58	400,000,000	400,000,000
Rabobank Nederland Coop. Central
3/1/06	4.57	700,000,000	700,000,000
3/1/06	4.57	500,000,000	500,000,000
Societe Generale
3/1/06	4.56	600,000,000	600,000,000
3/1/06	4.56	550,000,000	550,000,000
SunTrust Banks, Inc.
3/1/06	4.51	500,000,000	500,000,000
TOTAL TIME DEPOSITS			6,050,000,000
Repurchase Agreements - 64.6%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/06 due 3/1/06 at:
4.58% (b)	$6,433,210,105	6,432,392,000
4.58% (b)	113,431,429	113,417,000
4.5817% (b)	700,089,089	700,000,000
In a joint trading account (Collateralized by U.S. Treasury Obligations) dated 2/28/06 due 3/1/06 at:
4.5% (b)	136,600,063	136,583,000
4.54% (b)	10,426,735,626	10,425,422,000
With Banc of America Securities LLC at 4.53%, dated 2/28/06 due 3/1/06 (Collateralized by Commercial Paper Obligations valued at $255,000,001, 0%, 3/1/06 - 5/23/06)	250,031,458	250,000,000
TOTAL REPURCHASE AGREEMENTS		18,057,814,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $28,033,305,889)		28,033,305,889
NET OTHER ASSETS - (0.3)%		(79,658,188)
NET ASSETS - 100%		$27,953,647,701
Legend

(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$6,432,392,000 due 3/1/06 at 4.58%
Banc of America Securities LLC.	$1,670,347,423
Bank of America, National Association	285,529,474
Barclays Capital Inc.	2,247,005,604
BNP Paribas Securities Corp.	142,764,737
Citigroup Global Markets Inc..	571,058,948
Countrywide Securities Corporation	428,294,211
Merrill Lynch Government Securities, Inc.	35,691,184
Societe Generale, New York Branch	309,323,787
UBS Securities LLC	571,058,948
WestLB AG	171,317,684
$6,432,392,000
$113,417,000 due 3/1/06 at 4.58%
Banc of America Securities LLC.	$17,448,769
Credit Suisse First Boston LLC	58,162,564
Morgan Stanley & Co. Incorporated.	37,805,667
$113,417,000
Repurchase Agreement/ Counterparty	Value
$700,000,000 due 3/1/06 at 4.5817%
Bank of America, National Association	$182,741,127
Barclays Capital Inc.	182,741,127
Credit Suisse First Boston LLC	91,370,564
Greenwich Capital Markets, Inc.	30,456,855
HSBC Securities(USA), Inc	60,913,709
Morgan Stanley & Co. Incorporated.	144,670,059
Societe Generale, New York Branch	7,106,559
$700,000,000
$136,583,000 due 3/1/06 at 4.5%
Barclays Capital Inc.	$37,763,061
Deutsche Bank Securities Inc.	42,971,759
Morgan Stanley & Co. Incorporated.	39,065,235
State Street Corporation	16,782,945
$136,583,000
$10,425,422,000 due 3/1/06 at 4.54%
ABN AMRO Bank, N.V. - New York Branch	$772,862,669
BNP Paribas Securities Corp.	1,738,941,005
Credit Suisse First Boston LLC	772,862,669
Deutsche Bank Securities Inc.	904,249,323
Merrill Lynch Government Securities, Inc.	1,545,725,338
Merrill Lynch, Pierce, Fenner & Smith	3,554,898,548
Mizuho Securities USA Inc.	193,215,667
Morgan Stanley & Co. Incorporated.	169,804,111
UBS Securities LLC	772,862,670
$10,425,422,000
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $28,033,305,889.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2006

TFC-QTLY-0406

1.814092.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.8%
	Principal Amount	Value
Alabama - 0.7%
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.22% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$1,000,000	$1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.01%, VRDN (a)	1,710,000	1,710,000
Health Care Auth. for Baptist Health Participating VRDN Series ROC II R499CE, 3.28% (Liquidity Facility Citigroup, Inc.) (a)(b)	400,000	400,000
		3,110,000
Alaska - 0.6%
Valdez Marine Term. Rev. (BP Pipelines, Inc. Proj.) Series 2001, 3% (BP PLC Guaranteed), VRDN (a)	2,435,000	2,435,000
Arizona - 0.1%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	300,000	300,000
California - 3.2%
Coachella Valley Unified School District Participating VRDN Series PT 3147, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,995,000	5,995,000
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series EGL 7053015, 3.21% (Liquidity Facility Citibank NA) (a)(b)	5,900,000	5,900,000
Los Angeles Unified School District Participating VRDN Series PT 1737, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
		13,895,000
Colorado - 3.2%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series PZ 89, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,245,000	2,245,000
Series TOC 06 Z2, 3.26% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,995,000	2,995,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B2, 3.21% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,450,000	4,450,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 3.25% (Liquidity Facility Morgan Stanley) (a)(b)	4,050,000	4,050,000
		13,740,000
Municipal Securities - continued
	Principal Amount	Value
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(b)	$3,110,000	$3,110,000
Florida - 9.1%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.01%, VRDN (a)	7,635,000	7,635,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 3.01%, VRDN (a)	1,090,000	1,090,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.22%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.22%, VRDN (a)	4,500,000	4,500,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 3.02%, VRDN (a)	3,000,000	3,000,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series A, 3.24%, LOC Bank of America NA, VRDN (a)	600,000	600,000
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN:
Series PT 2285, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	9,410,000	9,410,000
Series PT 2372, 3.2% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	6,050,000	6,050,000
		38,880,000
Georgia - 0.8%
Georgia Gen. Oblig. Participating VRDN:
Series MS 1034, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	2,357,500	2,357,500
Series PT 2228, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
		3,357,500
Hawaii - 1.5%
Hawaii Gen. Oblig. Participating VRDN Series PT 3196, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,105,000	2,105,000
Honolulu City & County Gen. Oblig. Participating VRDN Series PT 2143, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,455,000	4,455,000
		6,560,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - 11.2%
Chicago Gen. Oblig. Participating VRDN:
Series PT 2359, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$1,730,000	$1,730,000
Series Solar 06 3, 3.22% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	3,130,000	3,130,000
Chicago Park District Participating VRDN:
Series Putters 1224, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,695,000	5,695,000
Series Putters 974, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,465,000	1,465,000
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.27%, LOC Harris NA, VRDN (a)	200,000	200,000
Illinois Edl. Facilities Auth. Revs.:
(Chicago Children's Museum Proj.) Series 1994, 3.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,170,000	1,170,000
(Field Museum of Natural History Proj.) Series 2000, 3.23%, LOC JPMorgan Chase Bank, VRDN (a)	2,250,000	2,250,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
Illinois Gen. Oblig.:
Participating VRDN:
Series PT 2010, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,825,000	2,825,000
Series PT 871, 3.22% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	2,000,000	2,000,000
Series Putters 605, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series 2003 B, 3.23% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	4,700,000	4,700,000
Illinois Health Facilities Auth. Rev. (Swedish Covenant Hosp. Proj.):
Series 2003 A, 3.2%, LOC Lasalle Bank NA, VRDN (a)	7,045,000	7,045,000
Series 2003 B, 3.2%, LOC Lasalle Bank NA, VRDN (a)	5,465,000	5,465,000
Illinois Sales Tax Rev. Participating VRDN Series MACN 06 C, 3.22% (Liquidity Facility Bank of America NA) (a)(b)	1,750,000	1,750,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PZ 84, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$2,310,000	$2,310,000
Metropolitan Pier & Exposition Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 04 49 Class A, 3.22% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
		48,025,000
Indiana - 1.6%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,000,000	1,000,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.05%, LOC Nat'l. City Bank, Indiana, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 3.24% (Liquidity Facility Bank of New York, New York) (a)(b)	5,000,000	5,000,000
		7,000,000
Iowa - 1.1%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.05%, LOC KBC Bank NV, VRDN (a)	4,000,000	4,000,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) 3.24%, LOC Bank of America NA, VRDN (a)	500,000	500,000
		4,500,000
Louisiana - 0.8%
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,000,000	2,000,000
New Orleans Aviation Board Rev. Series 1993 B, 3.3% (MBIA Insured), VRDN (a)	1,330,000	1,330,000
		3,330,000
Maryland - 0.1%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.23% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	380,000	380,000
Michigan - 6.7%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.21% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit City School District Participating VRDN: - continued
Series DB 182, 3.21% (Liquidity Facility Deutsche Bank AG) (a)(b)	$2,200,000	$2,200,000
Series EGL 7050072, 3.22% (Liquidity Facility Citibank NA) (a)(b)	5,500,000	5,500,000
Series PT 3364, 3.21% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	3,500,000	3,500,000
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,430,000	2,430,000
Forest Hills Pub. Schools Participating VRDN Series PT 1762, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,570,000	2,570,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 3.21% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,515,000	1,515,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.22% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.21% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series Stars 101, 3.21% (Liquidity Facility BNP Paribas SA) (a)(b)	5,865,000	5,865,000
Michigan Hosp. Fin. Auth. Hosp. Rev. (Trinity Health Sys. Proj.) Series H, 3.01% (CIFG North America Insured), VRDN (a)	920,000	920,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 3.01%, LOC Lasalle Bank Midwest NA, VRDN (a)	1,000,000	1,000,000
		28,500,000
Minnesota - 1.1%
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,320,000	1,320,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.26% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,000,000	1,000,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,720,000
Mississippi - 0.7%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 3%, VRDN (a)	3,000,000	3,000,000
Missouri - 6.1%
Curators of the Univ. Missouri Sys. Facilities Rev. Series 2006 B, 2.95%, VRDN (a)	12,305,000	12,305,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - continued
Howard Bend Levee District Participating VRDN Series PT 3338, 3.22% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	$2,000,000	$2,000,000
Kansas City School District Bldg. Corp. Rev. Participating VRDN Series MS 908, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	1,787,500	1,787,500
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series MS 1049, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 3.01% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,110,000	5,110,000
		26,202,500
Nebraska - 0.2%
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.21% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(b)	1,000,000	1,000,000
Nevada - 0.8%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(b)	3,435,000	3,435,000
New Jersey - 1.6%
New Jersey Gen. Oblig. Participating VRDN Series PT 2509, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	5,320,000	5,320,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PT 2363A, 3.21% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	1,470,000	1,470,000
		6,790,000
New York - 11.9%
Liberty Dev. Corp. Rev. Participating VRDN:
Series MS 1188, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	1,180,000	1,180,000
Series MS 1251, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	1,940,000	1,940,000
Metropolitan Trans. Auth. Rev. Participating VRDN Series MS 1042, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	1,520,000	1,520,000
New York City Gen. Oblig. Participating VRDN:
Series MS 00 394, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	205,000	205,000
Series ROC II R251, 3.25% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,900,000	4,900,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series MS 726X, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	$2,300,000	$2,300,000
Series 2006 AA1, 3% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,200,000	1,200,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series MACN 05 S, 3.21% (Liquidity Facility Bank of America NA) (a)(b)	9,995,000	9,995,000
New York State Dorm. Auth. Revs. Participating VRDN:
Series Merlots 03 B9, 3.22% (Liquidity Facility Wachovia Bank NA) (a)(b)	7,435,000	7,435,000
Series MS 1155, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	3,392,000	3,392,000
Series MS 1215, 3.2% (Liquidity Facility Morgan Stanley) (a)(b)	1,000,000	1,000,000
Series Putters 1187, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000,000	3,000,000
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series PT 2090, 3.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,260,000	5,260,000
New York State Urban Dev. Corp. Rev. Participating VRDN Series Putters 1183, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,900,000	1,900,000
New York Transitional Fin. Auth. Rev. Participating VRDN Series Putters 1152, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 3.16% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,500,000	3,500,000
		50,727,000
Non State Specific - 0.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 7, 3.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	100,000	100,000
North Carolina - 0.4%
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,795,000	1,795,000
Ohio - 1.4%
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.06%, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.): - continued
Subseries B3, 3.06%, VRDN (a)	$3,000,000	$3,000,000
Dayton School District Participating VRDN Series SG 173, 3.21% (Liquidity Facility Societe Generale) (a)(b)	1,000,000	1,000,000
		6,000,000
Oregon - 1.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.22% (Liquidity Facility Citibank NA) (a)(b)	3,035,000	3,035,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.2%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	3,300,000	3,300,000
		6,335,000
Pennsylvania - 5.2%
Allegheny County Indl. Dev. Auth. Rev.:
(Sacred Heart High School Proj.) 3.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.3%, VRDN (a)	600,000	600,000
Geisinger Auth. Health Sys. Rev. (Geisinger Health Sys. Proj.):
Series B, 3.01% (Liquidity Facility Wachovia Bank NA), VRDN (a)	8,730,000	8,730,000
Series C, 3.01% (Liquidity Facility Wachovia Bank NA), VRDN (a)	2,000,000	2,000,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.22% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 1167, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	3,715,000	3,715,000
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series MS 1248, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	1,000,000	1,000,000
		22,285,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 2.2%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$5,740,000	$5,740,000
York County School District #4 Participating VRDN Series TOC 04 F, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	3,600,000	3,600,000
		9,340,000
Tennessee - 4.5%
Clarksville Pub. Bldg. Auth. Rev.:
(Tennessee Muni. Bond Fund Proj.) 3%, LOC Bank of America NA, VRDN (a)	10,330,000	10,330,000
3%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 3.19%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
3%, LOC Bank of America NA, VRDN (a)	400,000	400,000
Sevier County Pub. Bldg. Auth. Rev. Series IV C2, 3.01% (FSA Insured), VRDN (a)	1,700,000	1,700,000
		19,130,000
Texas - 9.9%
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.23% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series TOC 05 Y, 3.22% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	1,000,000	1,000,000
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,615,000	5,615,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.05% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
El Paso Independent School District Participating VRDN Series Putters 1035, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,000,000	2,000,000
Granbury Independent School District Participating VRDN Series ROC II R2218, 3.22% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,480,000	3,480,000
Harris County Ind. Dev. Corp. 3.21%, LOC Royal Bank of Canada, VRDN (a)	9,100,000	9,100,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.3% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	200,000	200,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,860,000	1,860,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 3.22% (Liquidity Facility Societe Generale) (a)(b)	$395,000	$395,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,995,000	2,995,000
Pearland Independent School District Participating VRDN Series SG 106, 3.22% (Liquidity Facility Societe Generale) (a)(b)	600,000	600,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 3%, VRDN (a)	700,000	700,000
San Antonio Elec. & Gas Systems Rev. Participating VRDN:
Series Merlots 01 A10, 3.23% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,770,000	5,770,000
Series SG 101, 3.22% (Liquidity Facility Societe Generale) (a)(b)	350,000	350,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
Victoria Independent School District Participating VRDN Series PT 3057, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,050,000	2,050,000
Waste Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 3.01% (BP PLC Guaranteed), VRDN (a)	1,100,000	1,100,000
		42,315,000
Utah - 3.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.23%, LOC BNP Paribas SA, VRDN (a)	7,000,000	7,000,000
Utah Trans. Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	1,800,000	1,800,000
Weber County Hosp. Rev. (IHC Health Services, Inc. Proj.) Series C, 3.01% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,080,000	8,080,000
		16,880,000
Virginia - 0.1%
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series SG 134, 3.2% (Liquidity Facility Societe Generale) (a)(b)	240,000	240,000
Washington - 3.2%
King County Gen. Oblig. Participating VRDN Series DB-174, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,275,000	1,275,000
Port of Seattle Rev. Participating VRDN:
Series DB 168, 3.22% (Liquidity Facility Deutsche Bank AG) (a)(b)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Port of Seattle Rev. Participating VRDN: - continued
Series MS 1028, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	$2,895,000	$2,895,000
Series Putters 1180, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,550,000	2,550,000
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 B, 3.2%, LOC Bank of America NA, VRDN (a)	3,100,000	3,100,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2734, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000	5,000
Series PT 2735, 3.22% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	765,000	765,000
Series Putters 1073, 3.22% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000,000	2,000,000
		13,590,000
West Virginia - 0.5%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.22% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,000,000	2,000,000
Wisconsin - 2.2%
Wisconsin Gen. Oblig. Participating VRDN Series MS 1166, 3.21% (Liquidity Facility Morgan Stanley) (a)(b)	5,000,000	5,000,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Series B, 3.22%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	3,500,000	3,500,000
3.22%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		9,500,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $422,507,000)		422,507,000
NET OTHER ASSETS - 1.2%		5,225,259
NET ASSETS - 100%		$427,732,259
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b)Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $422,507,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

February 28, 2006

CSL-QTLY-0406

1.814100.101

Investments February 28, 2006 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 2.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value
Fannie Mae - 0.8%
Agency Coupons - 0.8%
5/22/06	4.67% (a)	$100,000,000	$99,985,920
Freddie Mac - 1.5%
Discount Notes - 1.5%
9/27/06	4.26	50,000,000	48,808,542
9/29/06	4.51	30,000,000	29,235,033
12/1/06	4.71	55,000,000	53,109,375
1/9/07	4.75	27,905,000	26,799,506
1/17/07	4.76	41,044,000	39,374,725
			197,327,181
TOTAL FEDERAL AGENCIES			297,313,101
U.S. Treasury Obligations - 1.9%

U.S. Treasury Bills - 1.9%
5/18/06	4.50	100,000,000	99,035,833
5/25/06	4.51	75,000,000	74,211,094
8/3/06	4.50	70,000,000	68,673,889
TOTAL U.S. TREASURY OBLIGATIONS			241,920,816
Time Deposits - 1.5%

SunTrust Banks, Inc.
3/1/06	4.51	200,000,000	200,000,000
Repurchase Agreements - 94.5%
	Maturity Amount
In a joint trading account (Collateralized by U.S. Government Obligations) dated 2/28/06 due 3/1/06 at:
4.58% (c)	$11,728,743,533	11,727,252,000
4.58% (c)	230,610,335	230,581,000
Repurchase Agreements - continued
	Maturity Amount	Value
With Goldman Sachs & Co. At 4.66%, dated:
2/22/06 due 5/23/06 (Collateralized by Mortgage Loan Obligations valued at $80,132,204, 6% - 10.06%, 6/12/09 - 5/25/35) (a)(b)	$77,897,050	$77,000,000
2/28/06 due 3/1/06 (Collateralized by Corporate Securities valued at $304,500,024, 0% - 9%, 12/1/06 - 3/15/35)	290,037,559	290,000,000
TOTAL REPURCHASE AGREEMENTS		12,324,833,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $13,064,066,917)		13,064,066,917
NET OTHER ASSETS - (0.2)%		(28,097,857)
NET ASSETS - 100%		$13,035,969,060
Legend

(a)The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b)The maturity amount is based on the rate at period end.
(c)Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$11,727,252,000 due 3/1/06 at 4.58%
Banc of America Securities LLC.	$3,045,303,389
Bank of America, National Association	520,564,682
Barclays Capital Inc.	4,096,641,026
BNP Paribas Securities Corp.	260,282,341
Citigroup Global Markets Inc.	1,041,129,364
Countrywide Securities Corporation	780,847,023
Repurchase Agreement/ Counterparty	Value
Merrill Lynch Government Securities, Inc.	$65,070,585
Societe Generale, New York Branch	563,945,419
UBS Securities LLC	1,041,129,364
WestLB AG	312,338,807
$11,727,252,000
$230,581,000 due 3/1/06 at 4.58%
Banc of America Securities LLC.	$35,474,000
Credit Suisse First Boston LLC	118,246,667
Morgan Stanley & Co. Incorporated.	76,860,333
$230,581,000
Income Tax Information
At February 28, 2006, the aggregate cost of investment securities for income tax purposes was $13,064,066,917.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	April 17, 2006